Quarterly Holdings Report
for
Fidelity® Growth Strategies Fund
February 28, 2026
FEG-NPRT1-0426
1.797938.122
Common Stocks - 99.2%
	Shares	Value ($)
AUSTRALIA - 2.1%
Industrials - 0.3%
Aerospace & Defense - 0.3%
DroneShield Ltd (a)(b)	4,580,347	11,799,766
Materials - 1.8%
Metals & Mining - 1.8%
Anglogold Ashanti Plc	416,400	53,203,428
OceanaGold Corp	492,900	20,961,936
TOTAL MATERIALS		74,165,364
TOTAL AUSTRALIA		85,965,130
CANADA - 0.5%
Consumer Discretionary - 0.5%
Specialty Retail - 0.5%
Aritzia Inc Subordinate Voting Shares (a)	217,813	19,286,283
ISRAEL - 0.3%
Financials - 0.0%
Capital Markets - 0.0%
Etoro Group Ltd Class A (c)	4,374	134,150
Information Technology - 0.3%
Software - 0.3%
Cellebrite DI Ltd (a)	1,050,937	14,019,500
TOTAL ISRAEL		14,153,650
KOREA (SOUTH) - 0.9%
Consumer Discretionary - 0.9%
Broadline Retail - 0.9%
Coupang Inc Class A (a)	2,040,012	38,923,429
PUERTO RICO - 0.2%
Information Technology - 0.2%
Electronic Equipment, Instruments & Components - 0.2%
Unusual Machines Inc /US (a)(c)	464,700	6,343,155
SWITZERLAND - 0.2%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
On Holding AG Class A (a)	184,600	8,580,208
UNITED KINGDOM - 0.5%
Energy - 0.5%
Energy Equipment & Services - 0.5%
TechnipFMC PLC	313,044	20,757,948
UNITED STATES - 94.1%
Communication Services - 3.0%
Diversified Telecommunication Services - 0.4%
AST SpaceMobile Inc Class A (a)(c)	211,562	16,753,595
Entertainment - 1.8%
Live Nation Entertainment Inc (a)	152,454	24,718,891
ROBLOX Corp Class A (a)	721,272	49,522,536
		74,241,427
Interactive Media & Services - 0.5%
Reddit Inc Class A (a)	138,588	20,207,516
Media - 0.3%
Trade Desk Inc (The) Class A (a)	454,505	10,826,309
TOTAL COMMUNICATION SERVICES		122,028,847
Consumer Discretionary - 15.1%
Hotels, Restaurants & Leisure - 8.3%
Brinker International Inc (a)	84,840	12,573,288
Cava Group Inc (a)(c)	186,630	15,391,376
Cheesecake Factory Inc/The	158,651	10,277,412
DraftKings Inc Class A (a)	166,107	3,959,991
Dutch Bros Inc Class A (a)	624,039	33,454,731
Expedia Group Inc Class A	120,404	25,969,939
First Watch Restaurant Group Inc (a)	1,031,521	12,852,752
Flutter Entertainment PLC (a)(c)	125,381	13,307,939
Hilton Worldwide Holdings Inc	270,771	84,420,982
Royal Caribbean Cruises Ltd	244,184	75,931,457
Texas Roadhouse Inc	198,128	36,231,667
Wingstop Inc	63,495	16,477,587
		340,849,121
Household Durables - 2.6%
PulteGroup Inc	152,516	20,925,195
SharkNinja Inc (a)	306,031	37,602,029
Somnigroup International Inc	556,484	49,810,883
		108,338,107
Specialty Retail - 2.7%
Carvana Co Class A (a)	164,725	55,044,506
Ross Stores Inc	104,900	21,571,636
Tractor Supply Co	260,144	13,485,865
Ulta Beauty Inc (a)	28,500	19,516,515
Wayfair Inc Class A (a)	12,838	979,925
		110,598,447
Textiles, Apparel & Luxury Goods - 1.5%
Deckers Outdoor Corp (a)	60,234	7,063,641
Tapestry Inc	257,833	40,085,297
VF Corp	743,701	14,442,673
		61,591,611
TOTAL CONSUMER DISCRETIONARY		621,377,286
Consumer Staples - 2.7%
Beverages - 0.3%
Celsius Holdings Inc (a)	240,936	12,916,579
Consumer Staples Distribution & Retail - 2.4%
Casey's General Stores Inc	67,559	46,317,775
Performance Food Group Co (a)	322,638	31,315,244
US Foods Holding Corp (a)	209,211	20,211,875
		97,844,894
TOTAL CONSUMER STAPLES		110,761,473
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Cheniere Energy Inc	97,212	22,915,785
Targa Resources Corp	205,556	48,470,105
Texas Pacific Land Corp	17,595	9,224,882
TOTAL ENERGY		80,610,772
Financials - 4.1%
Capital Markets - 3.4%
Ameriprise Financial Inc	94,398	44,378,388
Ares Management Corp Class A	162,428	18,193,560
Cboe Global Markets Inc	42,700	12,798,044
Coinbase Global Inc Class A (a)	51,890	9,124,857
Jefferies Financial Group Inc (c)	197,519	8,769,843
LPL Financial Holdings Inc	61,172	18,374,845
Robinhood Markets Inc Class A (a)	344,135	26,102,640
		137,742,177
Financial Services - 0.7%
Affirm Holdings Inc Class A (a)	412,929	19,399,404
Corpay Inc (a)	398	129,390
Toast Inc Class A (a)	476,303	13,007,835
		32,536,629
TOTAL FINANCIALS		170,278,806
Health Care - 9.1%
Biotechnology - 3.3%
Alnylam Pharmaceuticals Inc (a)	148,880	49,565,130
Insmed Inc (a)	264,878	39,554,232
Natera Inc (a)	185,535	38,598,701
Neurocrine Biosciences Inc (a)	44,037	5,823,893
		133,541,956
Health Care Equipment & Supplies - 1.3%
Dexcom Inc (a)	268,400	19,708,612
IDEXX Laboratories Inc (a)	31,700	20,818,341
Penumbra Inc (a)	2,611	899,202
TransMedics Group Inc (a)	91,354	13,270,082
		54,696,237
Health Care Providers & Services - 3.5%
Cardinal Health Inc	202,414	46,399,361
Cencora Inc	264,129	98,292,966
		144,692,327
Health Care Technology - 0.7%
Doximity Inc Class A (a)	169,851	4,166,445
Veeva Systems Inc Class A (a)	134,063	24,400,807
		28,567,252
Life Sciences Tools & Services - 0.3%
Medpace Holdings Inc (a)	30,064	13,581,713
TOTAL HEALTH CARE		375,079,485
Industrials - 38.9%
Aerospace & Defense - 15.5%
AeroVironment Inc (a)(c)	21,000	5,297,250
ATI Inc (a)	344,021	56,278,395
Axon Enterprise Inc (a)	183,809	99,698,002
Beta Technologies Inc Class A (a)	21,670	407,396
Carpenter Technology Corp	86,866	34,578,749
HEICO Corp Class A	163,238	39,195,076
Howmet Aerospace Inc	861,583	226,191,385
Karman Holdings Inc (a)(c)	503,535	44,366,469
Leonardo DRS Inc	547,687	23,764,139
Loar Holdings Inc (a)	3,280	232,191
Rocket Lab Corp	546,909	37,791,412
StandardAero Inc (a)	44,136	1,359,389
VSE Corp	187,375	42,547,241
Woodward Inc	51,300	19,840,788
		631,547,882
Building Products - 0.5%
Trane Technologies PLC	48,058	22,218,175
Commercial Services & Supplies - 0.9%
Cintas Corp	79,335	15,956,649
GFL Environmental Inc Subordinate Voting Shares (United States)	322,215	14,238,681
Veralto Corp	76,145	7,418,807
		37,614,137
Construction & Engineering - 11.2%
API Group Corp (a)	500,586	22,256,054
Comfort Systems USA Inc	72,225	103,236,248
Construction Partners Inc Class A (a)	464,903	62,469,016
EMCOR Group Inc	63,142	45,753,956
Granite Construction Inc	187,779	25,248,764
IES Holdings Inc (a)	48,200	23,875,870
Legence Corp Class A	29,524	1,713,868
MasTec Inc (a)	140,279	41,805,948
Quanta Services Inc	107,398	60,473,666
Sterling Infrastructure Inc (a)(c)	172,856	74,004,839
		460,838,229
Electrical Equipment - 2.3%
nVent Electric PLC	214,393	25,375,555
Vertiv Holdings Co Class A	276,222	70,406,226
		95,781,781
Ground Transportation - 1.4%
Old Dominion Freight Line Inc	65,707	13,341,806
XPO Inc (a)	206,444	43,450,269
		56,792,075
Machinery - 3.0%
Federal Signal Corp (c)	221,322	25,768,520
RBC Bearings Inc (a)	120,824	69,584,959
Westinghouse Air Brake Technologies Corp	104,277	27,523,914
		122,877,393
Passenger Airlines - 0.4%
Delta Air Lines Inc	268,786	17,659,240
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp Class A	194,800	15,356,083
Trading Companies & Distributors - 3.3%
Core & Main Inc Class A (a)	389,796	21,111,351
Fastenal Co	1,010,409	46,519,231
FTAI Aviation Ltd	67,500	20,641,500
WW Grainger Inc	40,011	45,801,792
		134,073,874
TOTAL INDUSTRIALS		1,594,758,869
Information Technology - 13.2%
Communications Equipment - 0.8%
Lumentum Holdings Inc (a)	45,110	31,618,050
Electronic Equipment, Instruments & Components - 3.4%
Amphenol Corp Class A	177,256	25,890,011
Coherent Corp (a)	280,549	72,642,553
OSI Systems Inc (a)	148,730	42,417,796
		140,950,360
IT Services - 1.4%
Cloudflare Inc Class A (a)	309,587	53,307,786
Gartner Inc (a)	19,492	3,064,142
		56,371,928
Semiconductors & Semiconductor Equipment - 2.5%
Astera Labs Inc (a)	207,383	24,643,322
Monolithic Power Systems Inc	55,534	63,460,923
Onto Innovation Inc (a)	62,415	13,474,774
		101,579,019
Software - 4.7%
Appfolio Inc Class A (a)	48,808	8,676,110
Cadence Design Systems Inc (a)	55,367	16,687,614
Datadog Inc Class A (a)	385,050	43,110,198
Fair Isaac Corp (a)	49,196	69,334,875
Guidewire Software Inc (a)	104,187	15,140,455
HubSpot Inc (a)	49,296	13,039,285
Onestream Inc Class A (a)	3,976	93,793
PAR Technology Corp (a)(c)	422,982	6,932,675
Unity Software Inc (a)	93,242	1,699,802
Zscaler Inc (a)	134,836	19,819,544
		194,534,351
Technology Hardware, Storage & Peripherals - 0.4%
Pure Storage Inc Class A (a)	137,654	8,840,140
Super Micro Computer Inc (a)(c)	189,467	6,136,836
		14,976,976
TOTAL INFORMATION TECHNOLOGY		540,030,684
Materials - 1.1%
Construction Materials - 1.1%
CRH PLC	182,686	21,918,666
Vulcan Materials Co	82,279	25,506,490
TOTAL MATERIALS		47,425,156
Real Estate - 1.8%
Health Care REITs - 0.8%
Welltower Inc	141,560	29,319,907
Real Estate Management & Development - 0.6%
CBRE Group Inc Class A (a)	118,100	17,438,646
Compass Inc Class A (a)	941,200	9,176,700
		26,615,346
Specialized REITs - 0.4%
Iron Mountain Inc	154,193	16,703,728
TOTAL REAL ESTATE		72,638,981
Utilities - 3.1%
Electric Utilities - 1.3%
NRG Energy Inc	298,479	53,415,802
Independent Power and Renewable Electricity Producers - 1.8%
Talen Energy Corp (a)	47,495	17,619,220
Vistra Corp	321,765	55,951,716
		73,570,936
TOTAL UTILITIES		126,986,738
TOTAL UNITED STATES		3,861,977,097
ZAMBIA - 0.4%
Materials - 0.4%
Metals & Mining - 0.4%
First Quantum Minerals Ltd (a)	549,400	16,449,174
TOTAL COMMON STOCKS (Cost $3,057,411,781)		4,072,436,074

Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Information Technology - 0.1%
Software - 0.1%
Databricks Inc Series L (d)(e) (Cost $6,194,000)	32,600	5,858,220

Money Market Funds - 3.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (f)(g) (Cost $121,602,839)	3.69	121,590,680	121,602,839

TOTAL INVESTMENT IN SECURITIES - 102.3% (Cost $3,185,208,620)	4,199,897,133
NET OTHER ASSETS (LIABILITIES) - (2.3)%	(95,098,045)
NET ASSETS - 100.0%	4,104,799,088

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,799,766 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,858,220 or 0.1% of net assets.

(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $3,638,907.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Databricks Inc Series L	12/18/2025	6,194,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,737,368	170,252,401	175,989,136	41,697	(633)	-	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	66,702,541	374,334,404	319,435,383	40,503	1,277	-	121,602,839	121,590,680	0.3%
Total	72,439,909	544,586,805	495,424,519	82,200	644	-	121,602,839

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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